	SIM U.S. MANAGED ACCUMULATION FUND
Schedule of Investments		January 31, 2022 (unaudited)
		Shares	Fair Value
85.34%	MUTUAL FUNDS
85.34%	BLEND LARGE CAP
	DFA U.S.Large Company Portfolio . . . .	74,034	$2,378,712
	DFA U.S. High Relative Profitability Portfolio
	Institutional Class . . . . . . . . . .	8,637	164,276
			2,542,988
85.34%	TOTAL MUTUAL FUNDS . . . . . . . . . . . . . . . .		2,542,988
	EXCHANGE TRADED FUNDS
11.10%	LARGE CAP
	iShares MSCI USA Min Vol Factor ETF . .	4,350	330,861
	TOTAL EXCHANGE TRADED FUNDS . . . . . . . . . .		330,861
3.91%	MONEY MAKRET FUND
	Federated Institutional Prime Obligations
	Fund, Institutional Class 0.06%* . . . .	116,581	116,616
100.35%	TOTAL INVESTMENTS . . . . . . . . . . . . . . . .		2,990,465
(0.35%)	Liabilities, in excess of other assets . . . . . . . . . . . . . . . . . . . . . .		(10,544)
100.00%	NET ASSETS . . . . . . . . . . . . . . . . . . . . .		$2,979,921

* Effective 7 day yield as of January 31, 2022

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

1

QUARTERLY REPORT

SIM U.S. MANAGED ACCUMULATION FUND

Schedule of Investments - continued	January 31, 2022 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2022:

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stocks . . . . .	$2,542,988	$—	$—	$2,542,988
Exchange Traded Funds .	330,861	—	—	330,861
Money Market . . . . . .	116,616	—	—	116,616
Total Investments . . . .	$2,990,465	$—	$—	$2,990,465

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2022.

At January 31, 2022 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $2,745,623 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation . . . .	$245,929
Gross unrealized depreciation . . . .	(1,088)
Net unrealized appreciation . . . . .	$244,842

2

QUARTERLY REPORT